Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,243	¥ 30,123	¥ 48,473
Restricted cash	14	100	841
Short-term investments			4
Accounts receivable, net	3,964	28,144	102,762
Advance to suppliers	23,210	164,802	39,553
Deferred offering costs	921	6,541	2,503
Prepaid expenses and other current assets	229	1,626	1,614
Total current assets	32,581	231,336	195,750
Non-current assets
Software and equipment, net	6,803	48,299	40,496
Operating lease right-of-use assets, net	12	84	784
Deferred tax assets	1,705	12,103	4,222
Total non-current assets	8,520	60,486	45,502
TOTAL ASSETS	41,101	291,822	241,252
Current liabilities
Short-term borrowings	5,547	39,381	5,921
Accounts payable	4,960	35,217	86,983
Contract liabilities	1,909	13,552	24,706
Income tax payables	18	131	137
Operating lease liabilities, current	12	86	742
Accrued expenses and other current liabilities	530	3,766	2,728
Total current liabilities	13,412	95,230	123,373
Operating lease liabilities, non-current			86
Total non-current liabilities			86
TOTAL LIABILITIES	13,412	95,230	123,459
Commitments and contingencies (Note 17)
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)		3	3
Subscription receivables		(3)	(3)
Subscription receivables		3	3
Additional paid-in capital	15,994	113,554	113,554
Statutory reserve	2,755	19,559	11,068
(Accumulated deficit)/Retained earnings	8,597	61,041	(8,753)
Accumulated other comprehensive loss	(2)	(11)	(12)
Total Lucas GC Limited shareholders' equity	27,344	194,143	115,857
Non-controlling interests	345	2,449	1,936
Total shareholders' equity	27,689	196,592	117,793
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	41,101	291,822	241,252
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 436	¥ 3,097	¥ 2,156